AMOUNTS RECEIVABLE AND OTHER ASSETS	9 Months Ended
Dec. 31, 2024
AMOUNTS RECEIVABLE AND OTHER ASSETS
AMOUNTS RECEIVABLE AND OTHER ASSETS	6. AMOUNTS RECEIVABLE AND OTHER ASSETS
	December 31, 2024	March 31, 2024
	($)	($)
Sales tax refundable	244,726	158,223
Prepaid	105,873	57,901

	350,599	216,124